Restatement of Previously Issued Financial Statements - Statement of Changes in Stockholders' Deficit (Details) - Graf Acquisition Corp. IV [Member] - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Adjustment for accretion of common stock subject to possible redemption amount	$ (1,408,829)	$ (1,507,323)	$ 3,724,646			$ 2,175,524
Class A common stock subject to possible redemption
Restatement of Previously Issued Financial Statements
Adjustment for accretion of common stock subject to possible redemption amount				$ 3,724,646	$ 3,142,144
As Previously Reported | Class A common stock subject to possible redemption
Restatement of Previously Issued Financial Statements
Adjustment for accretion of common stock subject to possible redemption amount					(582,502)
Restatement Adjustment | Class A common stock subject to possible redemption
Restatement of Previously Issued Financial Statements
Adjustment for accretion of common stock subject to possible redemption amount				$ 3,724,646	$ 3,724,646